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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Matthew J. Beck

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

WAVELENGTH
FUNDS

Annual Report

May 31, 2019

WAVELENGTH INTEREST RATE NEUTRAL FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at 1-866-896-9292 or, if you own these shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at 1-866-896-9292. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held with the Fund complex or at your financial intermediary.

WAVELENGTH INTEREST RATE NEUTRAL FUND
LETTER TO SHAREHOLDERS (Unaudited)	July 9, 2019

Dear Fellow Shareholders:

Since our last annual letter, markets have shifted gears, adjusting to an economy in transition where risks are not static. Late cycle dynamics have combined with speculation around trade to produce heightened uncertainty and a widening set of potential economic outcomes. Amidst these changing conditions over the period, we managed downside systematically and captured upside steadily as new risks created meaningful opportunities.

What follows is designed to provide a context for returns that fosters a deeper understanding of the investment process that supports them. By doing so we hope to build on the partnership your investment creates.

PERFORMANCE SUMMARY

For the twelve months ended May 31, 2019, the Wavelength Interest Rate Neutral Fund (the “Fund”) delivered a return of +5.68% versus a benchmark return of +2.23% for the S&P / BGCantor 0-3 Month US Treasury Bill Index (which seeks to represent the return from not taking risk in financial markets). Performance over the period was achieved within targeted risk parameters, and the Fund benefited from its disciplined approach in line with investment objectives.

WAVELENGTH PHILOSOPHY

We believe that macroeconomic conditions drive asset prices and central banks use interest rates to manage macroeconomic conditions. Based on this fundamental logic, we seek to build a portfolio that is hedged to changes in interest rates by balancing investment exposure between instruments we expect to outperform in rising and falling macroeconomic conditions.

INVESTMENT ENVIRONMENT

As an extension of our investment philosophy we believe that changing expectations for growth and inflation drive investment decisions, which in turn drive market prices. Since our last letter, the US economy continued its decade-long expansion, though many leading indicators fell below market expectations and remain under pressure.

The period began with concerns over US-China trade relations which were magnified by geopolitical crises in Turkey and Argentina. Unfamiliar conditions drove investors to safe havens as contagion spread across riskier corporate credit and emerging market assets. These risks were episodic, however, and markets bounced sideways for much of the summer while the initial outperformance of US government bonds gradually faded.

Persistent trade tensions loomed ominously heading into the fourth quarter, and uncertainty surrounding the Federal Reserve’s hiking cycle put additional pressure on financial assets. This dynamic led to rising volatility and a resurgence in Treasuries which rallied across the yield curve. Risks to growth came to a head in December, resulting in a sharp decline for corporate assets as major stock indexes lost as much as -10%. These stressed conditions persisted through Christmas Eve and underscored the importance of risk management for investors.

Markets rebounded in January as cash was redeployed into both government and corporate assets based on optimism for a trade deal and a more accommodative Federal Reserve. The recovery for corporate markets extended through the first quarter, though it was frequently interrupted by geopolitical tensions.

Against this backdrop, concerns over tight monetary policy resurfaced in the second quarter, and markets repriced these risks with another sharp decline. Stock indexes suffered deep losses in May, and the period closed with a powerful rally in US Treasuries pricing new expectations for interest rates.

PERFORMANCE DISCUSSION

The Fund delivered balanced positive results over the period, limiting downside and capturing upside by design. Amidst changing economic conditions, risk management once again proved to be a critical component of the investment process, and asset class dislocations provided meaningful opportunities to profit as markets recalibrated.

The period began with mixed signals in the portfolio that had an offsetting effect, as outperformance from corporate assets was limited by negative contributions elsewhere. The environment changed heading into the third quarter and profits were realized in markets that had been under pressure, particularly emerging market debt, credit and convertible bonds. Positive results came amidst increased headwinds for Treasuries and inflation-linked bonds which were negatively impacted by expectations for further interest rate hikes by the Federal Reserve.

Entering the fourth quarter, market volatility resurfaced and drove many investors out of financial assets into cash. Corporate credit suffered losses in this context and downside was limited by US Treasuries which contributed positively to performance amidst widespread selling and rising risks to economic growth.

The portfolio adapted to new conditions organically by reducing risks as volatility increased, and its targeted balance proved critical for capturing upside through flows back into markets as 2019 began. Convertible bonds, emerging market debt and high yield credit all bounced back powerfully in January, and the Fund monetized this changing state of risk. Profits grew throughout the quarter, driven by relative value positioning between inflation-linked securities and nominal US Treasury bonds, as well as high yield credit exposures which continued to rebound.

A shifting economic landscape was recognized in the third quarter, and active risk management led to profits amidst market stress. After delivering positive results from corporate assets in April, sharp reversals were experienced in May, and the portfolio’s structural balance provided the ideal framework for harvesting returns. Positions that benefit from falling growth conditions, particularly nominal US Treasuries and municipal bonds, contributed the largest profits through market stress and ultimately drove the portfolio’s positive results in this environment of rising risks.

OUTLOOK

The Fund maintains a balance to the economic factors that drive interest rates in line with its investment mandate. By avoiding directional bets through this targeted exposure, the portfolio is positioned to profit as the Federal Reserve’s policy trajectory becomes clear and markets adjust to a new set of risks for growth and inflation. The growing number of dislocations driven by the economy’s transition provides an ideal landscape for the Fund to manage new risks and monetize opportunities moving forward.

Thank you for your trust and commitment through investment.

Sincerely,

Andrew Dassori

Founding Partner & Chief Investment Officer
Wavelength Capital Management

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-866-896-9292.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit our website at www.wavelengthfunds.com or call 1-866-896-9292 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Wavelength Interest Rate Neutral Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time and may no longer be held by the Fund. For a complete list of securities held by the Fund as of May 31, 2019, please see the Schedule of Investments section of the Annual Report. The opinions of the Adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

WAVELENGTH INTEREST RATE NEUTRAL FUND
PERFORMANCE INFORMATION
May 31, 2019 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
Wavelength Interest Rate Neutral Fund versus the
S&P/BGCantor 0-3 Month U.S. Treasury Bill Index

Average Annual Total Returns For Periods Ended May 31, 2019
	1 Year	3 Years	5 Years	Since Inception(b)
Wavelength Interest Rate Neutral Fund(a)	5.68%	4.80%	2.12%	2.68%
S&P/BGCantor 0-3 Month U.S. Treasury Bill Index	2.23%	1.28%	0.79%	0.70%

(a)	The Fund’s total return does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	The Fund commenced operations on September 30, 2013.

WAVELENGTH INTEREST RATE NEUTRAL FUND
PORTFOLIO INFORMATION
May 31, 2019 (Unaudited)

Portfolio Allocation (% of Net Assets)

Top 10 Equity Holdings

Security Description	% of Net Assets
iShares TIPS Bond ETF	21.4%
Vanguard Emerging Markets Government Bond ETF	11.0%
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	8.4%
SPDR Bloomberg Barclays Convertible Securities ETF	7.5%
iShares National Muni Bond ETF	7.3%
Invesco Senior Loan ETF	7.2%
VanEck Vectors Emerging Markets High Yield Bond ETF	4.3%
iShares J.P. Morgan USD Emerging Markets Bond ETF	4.2%
Vanguard Short-Term Inflation-Protected Securities ETF	3.6%
iShares iBoxx $ High Yield Corporate Bond ETF	3.1%

WAVELENGTH INTEREST RATE NEUTRAL FUND SCHEDULE OF INVESTMENTS May 31, 2019
EXCHANGE-TRADED FUNDS — 83.9%	Shares	Value
Emerging Markets Debt — 20.6%
Invesco Emerging Markets Sovereign Debt ETF	21,192	$589,561
iShares J.P. Morgan USD Emerging Markets Bond ETF	20,503	2,253,075
VanEck Vectors Emerging Markets High Yield Bond ETF (a)	98,549	2,303,090
Vanguard Emerging Markets Government Bond ETF	74,745	5,842,817
		10,988,543
Real Estate Investment Trusts (REITs) — 0.4%
Vanguard Real Estate ETF	2,500	217,225

U.S. Fixed Income — 62.9%
Invesco Senior Loan ETF (a)	168,839	3,822,515
iShares iBoxx $ High Yield Corporate Bond ETF (a)	19,320	1,640,268
iShares National Muni Bond ETF (a)	34,600	3,905,302
iShares TIPS Bond ETF (a)	98,908	11,401,125
SPDR Bloomberg Barclays Convertible Securities ETF	79,037	3,994,530
SPDR Bloomberg Barclays High Yield Bond ETF (a)	8,377	889,219
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	166,509	4,472,432
Vanguard Mortgage-Backed Securities ETF	27,294	1,435,937
Vanguard Short-Term Inflation-Protected Securities ETF	39,519	1,943,544
		33,504,872

Total Exchange-Traded Funds (Cost $44,609,027)		$44,710,640

WAVELENGTH INTEREST RATE NEUTRAL FUND SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 13.3%	Shares	Value
Fidelity Institutional Money Market Government Portfolio- Class I, 2.27% (b)	5,129,928	$5,129,928
Invesco Short-Term Investments Trust - Treasury Portfolio- Institutional Class, 2.29% (b)	1,933,939	1,933,939
Total Money Market Funds (Cost $7,063,867)		$7,063,867

COLLATERAL FOR SECURITIES LOANED — 27.0%	Shares	Value
Mount Vernon Liquid Assets Portfolio, LLC, 2.57% (b) (c) (Cost $14,389,459)	14,389,459	$14,389,459

Investments at Value — 124.2% (Cost $66,062,353)		$66,163,966

Liabilities in Excess of Other Assets — (24.2%)		(12,895,653)

Net Assets — 100.0%		$53,268,313

(a)	All or a portion of the security is on loan. The total value of the securities on loan as of May 31, 2019 is $14,092,616 (Note 6).
(b)	The rate shown is the 7-day effective yield as of May 31, 2019.
(c)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2019 was $14,389,459 (Note 6).
See accompanying notes to financial statements.

WAVELENGTH INTEREST RATE NEUTRAL FUND SCHEDULE OF FUTURES CONTRACTS May 31, 2019
FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
E-Mini Gold Future	5	7/29/2019	$327,688	$5,054
E-Mini NYMEX Light Sweet Crude Oil Future	2	6/19/2019	53,250	(9,879)
Total Commodity Futures			380,938	(4,825)

Index Futures
E-Mini Dow CBOT DJIA Future	7	6/21/2019	869,960	(50,299)
E-Mini Nasdaq 100 Future	6	6/21/2019	856,530	(45,652)
E-Mini S&P 500 Future	7	6/21/2019	963,463	(31,277)
Total Index Futures			2,689,953	(127,228)

Treasury Futures
10-Year U.S. Treasury Note Future	55	9/19/2019	6,974,687	45,848
2-Year U.S. Treasury Note Future	31	9/30/2019	6,656,281	18,001
5-Year U.S. Treasury Note Future	98	9/30/2019	11,506,578	56,812
U.S. Treasury Long Bond Future	31	9/19/2019	4,771,094	78,167
Total Treasury Futures			29,908,640	198,828

Total Futures Contracts			$32,979,531	$66,775

FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Notional Value	Value/Unrealized Appreciation
Commodity Futures
E-Mini Silver Future	1	6/26/2019	$36,418	$1,050

The average monthly notional value of futures contracts and futures contracts sold short during the year ended May 31, 2019 was $20,703,942 and ($241,280), respectively.
See accompanying notes to financial statements.

WAVELENGTH INTEREST RATE NEUTRAL FUND STATEMENT OF ASSETS AND LIABILITIES May 31, 2019
ASSETS
Investments in securities:
At cost	$66,062,353
At value* (Note 2)	$66,163,966
Margin deposits for futures contracts (Note 2)	1,324,256
Variation margin receivable (Notes 2 and 5)	166,496
Receivable for investment securities sold	100,631
Dividends and interest receivable	41,605
Other assets	10,285
Total assets	67,807,239

LIABILITIES
Variation margin payable (Notes 2 and 5)	57,593
Payable for investment securities purchased	55,108
Payable for return of collateral received for securities on loan (Note 6)	14,389,459
Payable to Adviser (Note 4)	14,814
Payable to administrator (Note 4)	9,980
Other accrued expenses	11,972
Total liabilities	14,538,926

NET ASSETS	$53,268,313

NET ASSETS CONSIST OF:
Paid-in capital	$52,197,095
Accumulated earnings	1,071,218
NET ASSETS	$53,268,313

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	5,189,572

Net asset value, offering price and redemption price per share (Note 2)	$10.26

*	Includes value of securities on loan.
See accompanying notes to financial statements.

WAVELENGTH INTEREST RATE NEUTRAL FUND STATEMENT OF OPERATIONS For the Year Ended May 31, 2019
INVESTMENT INCOME
Dividends	$1,780,283
Interest	9,819
Securities lending income (Note 6)	23,558
Total investment income	1,813,660

EXPENSES
Investment advisory fees (Note 4)	472,707
Professional fees	53,675
Administration fees (Note 4)	49,774
Fund accounting fees (Note 4)	34,978
Transfer agent fees (Note 4)	18,000
Registration and filing fees	16,354
Compliance fees and expenses (Note 4)	12,439
Trustees’ fees and expenses (Note 4)	11,281
Custody and bank service fees	9,928
Printing of shareholder reports	7,847
Postage and supplies	5,068
Insurance expense	3,123
Other expenses	8,827
Total expenses	704,001
Less fee reductions by the Adviser (Note 4)	(211,390)
Net expenses	492,611

NET INVESTMENT INCOME	1,321,049

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FUTURES CONTRACTS
Net realized gains (losses) from:
Investments	(151,065)
Futures contracts (Note 5)	1,249,961
Net change in unrealized appreciation (depreciation) on:
Investments	418,821
Futures contracts (Note 5)	(24,123)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FUTURES CONTRACTS	1,493,594

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,814,643

See accompanying notes to financial statements.

WAVELENGTH INTEREST RATE NEUTRAL FUND STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended May 31, 2019	Year Ended May 31, 2018(a)
FROM OPERATIONS
Net investment income	$1,321,049	$678,248
Net realized gains (losses) from:
Investments	(151,065)	12,427
Futures contracts (Note 5)	1,249,961	320,657
Net change in unrealized appreciation (depreciation) on:
Investments	418,821	(674,241)
Futures contracts (Note 5)	(24,123)	71,930
Net increase in net assets resulting from operations	2,814,643	409,021

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(1,288,584)	(587,556)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	9,621,109	27,939,934
Net asset value of shares issued in reinvestment of distributions to shareholders	859,862	535,880
Payments for shares redeemed	(7,172,521)	(1,254,401)
Net increase in net assets from capital share transactions	3,308,450	27,221,413

TOTAL INCREASE IN NET ASSETS	4,834,509	27,042,878

NET ASSETS
Beginning of year	48,433,804	21,390,926
End of year	$53,268,313	$48,433,804

CAPITAL SHARE ACTIVITY
Shares sold	965,556	2,790,300
Shares issued in reinvestment of distributions to shareholders	87,324	53,631
Shares redeemed	(723,313)	(125,177)
Net increase in shares outstanding	329,567	2,718,754
Shares outstanding at beginning of year	4,860,005	2,141,251
Shares outstanding at end of year	5,189,572	4,860,005

(a)

The presentation of Distributions to Shareholders has been updated to reflect the changes prescribed in amendments to Regulation S-X, effective November 5, 2018 (Note 2). For the year ended May 31, 2018, distributions to shareholders consisted of $587,556 from net investment income. As of May 31, 2018, undistributed net investment income was $157,095.

See accompanying notes to financial statements.

WAVELENGTH INTEREST RATE NEUTRAL FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Year
	Year Ended May 31, 2019	Year Ended May 31, 2018	Year Ended May 31, 2017	Year Ended May 31, 2016	Year Ended May 31, 2015
Net asset value at beginning of year	$9.97	$9.99	$9.54	$10.09	$10.38

Income (loss) from investment operations:
Net investment income	0.27	0.22	0.20	0.21	0.23
Net realized and unrealized gains (losses)on investments and futures contracts	0.28	(0.03)	0.45	(0.56)	(0.25)
Total from investment operations	0.55	0.19	0.65	(0.35)	(0.02)

Less distributions:
Distributions from net investment income	(0.26)	(0.21)	(0.20)	(0.20)	(0.23)
Distributions from net realized gains	—	—	—	—	(0.04)
Total distributions	(0.26)	(0.21)	(0.20)	(0.20)	(0.27)

Net asset value at end of year	$10.26	$9.97	$9.99	$9.54	$10.09

Total return (a)	5.68%	1.95%	6.83%	(3.37%)	(0.17%)

Net assets at end of year (000’s)	$53,268	$48,434	$21,391	$16,761	$17,815

Ratios/supplementary data:
Ratio of total expenses to average net assets (b)	1.41%	1.55%	1.85%	2.00%	2.19%
Ratio of net expenses to average net assets (b) (c)	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income to average net assets (b) (c) (d)	2.65%	2.17%	2.01%	2.16%	2.52%
Portfolio turnover rate	20%	9%	53%	103%	107%

(a)

Total return is a measure of the change in value of an investment in the Fund over the years covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees and/or reimbursed expenses.

(b)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.
(c)	Ratio was determined after advisory fee reductions and/or expense reimbursements (Note 4).
(d)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
See accompanying notes to financial statements.

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2019

1. Organization

Wavelength Interest Rate Neutral Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report.

The investment objective of the Fund is to seek total return.

2. Significant Accounting Policies

In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) adopted regulations that eliminated or amended disclosure requirements that were redundant or outdated in light of changes in SEC requirements, accounting principles generally accepted in the United States of America (“GAAP”), International Financial Reporting Standards or changes in technology or the business environment. These regulations were effective November 5, 2018, and the Fund is complying with them effective with these financial statements.

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with GAAP.

New Accounting Pronouncement – In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration when evaluating disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Fund has adopted ASU 2018-13 with these financial statements.

Securities and futures valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open. Exchange-traded funds (“ETFs”) are valued at the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. Investments representing shares of money market funds and other open-end investment companies, except for ETFs, are valued at their net asset value (“NAV”) as reported by such companies. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. The Fund values its exchange-traded futures contracts at their last sale price as of the close of regular

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

trading on the NYSE. Prices for these futures contracts are monitored daily by Wavelength Capital Management, LLC (the “Adviser”) until the close of regular trading to determine if fair valuation is required.

When using a quoted price and when the market for the security is considered active, a security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value pursuant to the procedures adopted by and under the general supervision of the Trust’s Board of Trustees (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of May 31, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Funds	$44,710,640	$—	$—	$44,710,640
Money Market Funds	7,063,867	—	—	7,063,867
Collateral for Securities Loaned *	—	—	—	14,389,459
Total	$51,774,507	$—	$—	$66,163,966
Other Financial Instruments
Futures Contracts	$66,775	$—	$—	$66,775
Futures Contracts Sold Short	1,050	—	—	1,050
Total	$67,825	$—	$—	$67,825

*

Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical exedient have not been categorized in the fair value heirarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value heirarchy to the amounts presented on the Statement of Assets and Liabilities.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended May 31, 2019.

Share valuation – The NAV per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Fund will distribute to shareholders any net investment income on a quarterly basis and any net realized capital gains at least annually. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the years ended May 31, 2019 and 2018 was ordinary income. On June 28, 2019, the Fund paid an ordinary income dividend of $0.0681 per share to shareholders of record on June 27, 2019.

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Futures contracts – The Fund uses futures contracts to gain exposure to or to hedge against changes in the value of equities, real estate, interest rates or commodities. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. When the Fund purchases or sells a futures contract, no price is paid to or received by the Fund. Instead, the Fund is required to deposit in a segregated asset account an amount of cash or qualifying securities currently ranging from 2% to 10% of the contract amount. This is called the “initial margin deposit.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying asset. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. If market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The margin deposits for futures contracts and the variation receivable/payable are reported on the Statement of Assets and Liabilities.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of May 31, 2019:

Tax cost of portfolio investments	$66,281,942
Gross unrealized appreciation	$610,626
Gross unrealized depreciation	(728,602)
Net unrealized depreciation	(117,976)
Undistributed ordinary income	601,582
Undistributed long-term gains	587,612
Total accumulated earnings	$1,071,218

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The value of the federal income tax cost of portfolio investments may temporarily differ from the financial statement cost. This book/tax difference is due to the recognition of capital gains or losses under income tax regulations and GAAP, primarily the tax deferral of losses on wash sales and the tax treatment of realized and unrealized gains and losses on futures contracts.

During the year ended May 31, 2019, the Fund utilized $55,633 of short-term capital loss carryforwards to offset current year capital gains.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the year ended May 31, 2019, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $15,873,667 and $8,180,624, respectively.

4. Transactions with Related Parties

On August 1, 2018, Wavelength Capital Management, LLC (the “Adviser”) closed a transaction (the “Transaction”) under which MANG Investments LLC (“MANG”) acquired an additional 30% interest in the Adviser, adding to its previous 20% ownership interest, to own 50% of the Adviser’s voting equity. MANG is a wholly owned subsidiary of LVS Partners Limited, a Cayman Limited Company.

The Transaction was deemed to be a change in control, and therefore an “assignment” under the Investment Company Act of 1940, as amended (the “1940 Act”), of the Fund’s previous investment advisory agreement (the “Previous Investment Advisory Agreement”) and resulted in its automatic termination. An interim investment advisory agreement (the “Interim Investment Advisory Agreement”) and a new investment advisory agreement (the “Current Investment Advisory Agreement”), each with the Adviser and each with substantially the same terms as the previous agreement, except for the start and end date of the agreements, were approved by the Trust’s Board of Trustees at a meeting held on July 23-24, 2018, and the Current Investment Advisory Agreement was submitted to the Fund’s shareholders for approval on September 11, 2018 and the Fund’s shareholders approved the Current Investment Advisory Agreement at a shareholder meeting held on October 29, 2018.

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

PREVIOUS INVESTMENT ADVISORY AGREEMENT

Prior to August 1, 2018, the Fund’s investments were managed by the Adviser pursuant to the terms of the Previous Investment Advisory Agreement. Under the Previous Investment Advisory Agreement, the Fund paid the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.95% of its average daily net assets.

Pursuant to an Expense Limitation Agreement between the Fund and the Adviser (the “Previous ELA”), the Adviser had agreed, until October 1, 2019, to reduce its investment advisory fees and reimburse other expenses to limit total annual operating expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividends expenses on securities sold short; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.99% of the Fund’s average daily net assets. The Previous Investment Advisory Agreement and Previous ELA terminated on August 1, 2018 at the closing of the transaction.

INTERIM INVESTMENT ADVISORY AGREEMENT

Effective August 1, 2018 through October 28, 2018, the Fund’s investments were managed by the Adviser pursuant to the terms of an Interim Investment Advisory Agreement. Under the Interim Investment Advisory Agreement, the Fund paid the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.95% of its average daily net assets.

Pursuant to an Interim Expense Limitation Agreement between the Fund and the Adviser (the “Interim ELA”), the Adviser had agreed, until October 1, 2019, to reduce its investment advisory fees and reimburse other expenses to limit total annual operating expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividends expenses on securities sold short; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.99% of the Fund’s average daily net assets. The Interim Investment Advisory Agreement and Interim ELA terminated on October 29, 2018 with the approval of the Current Investment Advisory Agreement by the Fund’s shareholders.

CURRENT INVESTMENT ADVISORY AGREEMENT

Effective October 29, 2018, the Fund’s investments are managed by the Adviser pursuant to the terms of the Current Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.95% of its average daily net assets.

Pursuant to an Expense Limitation Agreement between the Fund and the Adviser (the “Current ELA”), the Adviser has agreed, until October 1, 2019, to reduce its investment advisory fees and reimburse other expenses to limit total annual operating expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividends expenses on securities sold short; acquired fund fees and expenses; extraordinary expenses

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.99% of the Fund’s average daily net assets.

Accordingly, under each of the Previous ELA, the Interim ELA, and the Current ELA, the Adviser reduced its investment advisory fees in the aggregate amount of $211,390 during the year ended May 31, 2019.

Under the terms of the Previous ELA, the Interim ELA, and the Current ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to recoupment by the Adviser for a period of three years after such fees and expenses were incurred, provided that the recoupments do not cause total annual operating expenses of the Fund to exceed the lesser of (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of May 31, 2019, the Adviser may seek recoupment of investment advisory fee reductions and expense reimbursements in the amount of $548,629 no later than the dates as stated below:

May 31, 2020	May 31, 2021	May 31, 2022	Total
$161,894	$175,345	$211,390	$548,629

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund’s portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also officers of Ultimus and the Distributor.

TRUSTEE COMPENSATION

Effective August 1, 2018, each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives a $1,300 annual retainer from the Fund, paid quarterly, except for the Board Chairperson who receives a $1,500 annual retainer from the Fund, paid quarterly. Each Independent Trustee also receives from the Fund a fee of $500 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses. Prior to August 1, 2018, each Independent Trustee received a $1,000 annual retainer from the Fund, paid quarterly, except for the Board Chairperson who received a $1,200 annual retainer from the Fund, paid quarterly. Each Independent Trustee also received from the Fund a fee of $500 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

PRINCIPAL HOLDERS OF FUND SHARES

As of May 31, 2019, the following shareholders owned of record 25% or more of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
National Financial Services, LLC (for the benefit of its customers)	36%

A shareholder owning of record or beneficially 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Derivatives Transactions

The Fund’s positions in derivative instruments as of May 31, 2019 are recorded in the following location on the Statement of Assets and Liabilities:

Derivative Investment Type	Location
Futures contracts	Variation margin receivable/payable

The following table sets forth the values of variation margin of the Fund as of May 31, 2019:

	Variation Margin
Type of Derivative and Risk	Receivable	(Payable)	Total
Asset Derivatives
Futures contracts
Commodity	$3,706	$(3,340)	$366
Index	—	(54,063)	(54,063)
Treasury	162,790	—	162,790
Total Asset Derivatives	$166,496	$(57,403)	$109,093
Liability Derivatives
Futures contracts
Commodity	$—	$(190)	$(190)
Total Liability Derivatives	$—	$(190)	$(190)
Total	$166,496	$(57,593)	$108,903

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The Fund’s transactions in derivative instruments during the year ended May 31, 2019 are recorded in the following locations on the Statement of Operations:

Derivative Investment Type	Location
Futures contracts	Net realized gains from futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts

The following is a summary of the Fund’s net realized gains and net change in unrealized appreciation (depreciation) on derivative instruments recognized on the Statement of Operations during the year ended May 31, 2019:

Type of Derivative and Risk	Net Realized Gains	Net Change in Unrealized Appreciation (Depreciation)
Futures contracts
Commodity	$8,663	$(4,890)
Index	308,687	(218,570)
Treasury	932,611	199,337
Total	$1,249,961	$(24,123)

In the ordinary course of business, the Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral securities and securities collateral on a counterparty basis.

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

As of May 31, 2019, the offsetting of financial assets and derivative assets is as follows:

Description	Gross Amounts of Recognized Assets not Offset on Statement of Assets and Liabilities	Gross Amounts of Recognized Liabilities not Offset on Statement of Assets and Liabilities	Derivatives Available for Offset	Net Amounts of Assets Presented on Statement of Assets and Liabilities	Collateral Pledged	Net Amount
Variation margin receivable - futures contracts	$166,496	$—	$(57,593)	$108,903	$—	$108,903
Variation margin payable - futures contracts	—	(57,593)	57,593	—	—	—
Total subject to a master netting or similar arrangement	$166,496	$(57,593)	$—	$108,903	$—	$108,903

6. Securities Lending

Under the terms of the securities lending agreement with U.S. Bank National Association (“U.S. Bank”), U.S. Bank is authorized to loan securities on behalf of the Fund to approved borrowers. The contractual maturity of securities lending transactions are on an overnight and continuous basis. In exchange, the Fund receives cash collateral in the amount of at least 102% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in a short-term investment instrument as noted on the Fund’s Schedule of Investments. As of May 31, 2019, the Fund had 27.0% of its net assets invested in this short-term investment instrument for securities lending purposes. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Fund from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to borrowers, the Fund retains a portion of its net securities lending income and pays U.S. Bank the remaining portion. As of May 31, 2019, the fair value of securities on loan and the collateral held were $14,092,616 and $14,389,459, respectively.

7. Certain Investments and Risks

The securities in which the Fund invests, as well as the risks associated with these securities, are described in the Fund’s prospectus. Among these risks are those associated with investments in shares of ETFs. ETFs issue their shares to authorized participants in return for a specific basket of securities. The authorized participants then sell the ETF’s shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their market value. Investments in ETFs are subject to the risk that the ETF’s shares may

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

trade at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risk that the Fund receives less than NAV when selling an ETF) to the ETF’s NAV. Investments in ETFs are also subject to index-tracking risk because the total return generated by the securities will be reduced by transaction costs and expenses not incurred by the indices. Certain securities comprising the index tracked by an ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track its applicable index or match the index’s performance. To the extent that the Fund invests in an ETF, the Fund incurs additional expenses because the Fund bears its pro-rata portion of such ETF’s advisory fees and operational expenses. Finally, ETF shares are also subject to the risks applicable to the underlying basket of securities. As of May 31, 2019, the Fund had 83.9% of the value of its net assets invested in ETFs.

8. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

9. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events other than the ordinary income dividend paid on June 28, 2019, as discussed in Note 2.

WAVELENGTH INTEREST RATE NEUTRAL FUND
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Ultimus Managers Trust
and the Shareholders of Wavelength Interest Rate Neutral Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Wavelength Interest Rate Neutral Fund, a series of shares of beneficial interest in Ultimus Managers Trust (the “Fund”), including the schedule of investments, as of May 31, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2019 by correspondence with the custodian and brokers. Our

WAVELENGTH INTEREST RATE NEUTRAL FUND
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM (Continued)

audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Ultimus Managers Trust since 2013.

Philadelphia, Pennsylvania
July 23, 2019

WAVELENGTH INTEREST RATE NEUTRAL FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (December 1, 2018) and held until the end of the period (May 31, 2019).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

WAVELENGTH INTEREST RATE NEUTRAL FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period*
Based on Actual Fund Return	$ 1,000.00	$ 1,060.00	$ 5.08
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,020.00	$ 4.99

*

Expenses are equal to the Fund’s annualized net expense ratio of 0.99% for the period, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-896-9292, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-866-896-9292, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-866-896-9292. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov.

WAVELENGTH INTEREST RATE NEUTRAL FUND
FEDERAL TAX INFORMATION (Unaudited)

Qualified Dividend Income – The Fund designates 5.88% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction – Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal year ended May 31, 2019, 6.16% of ordinary income dividends qualifies for the corporate dividends received deduction.

WAVELENGTH INTEREST RATE NEUTRAL FUND BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board has overall responsibility for management of the Trust’s affairs. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement, or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. Each Trustee’s and officer’s address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. The following are the Trustees and executive officers of the Funds:

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee	Directorships of Public Companies Held by Trustee During Past 5 Years
Interested Trustees:
Robert G. Dorsey* Year of Birth: 1957	Since February 2012	Trustee (February 2012 to present) President (June 2012 to October 2013)	Managing Director (1999 to present), Vice Chairman (February 2019 to present), Co-CEO (April 2018 to January 2019), and President (1999 to April 2018) of Ultimus Fund Solutions, LLC and its subsidiaries (except as otherwise noted for FINRA-regulated broker dealer entities)	15	Interested Trustee of Capitol Series Trust (10 Funds)
Independent Trustees:
Janine L. Cohen Year of Birth: 1952	Since January 2016	Trustee	Retired (2013) financial services executive	15	None
David M. Deptula Year of Birth: 1958	Since June 2012	Trustee	Vice President of Legal and Special Projects at Dayton Freight Lines, Inc. since 2016; Vice President of Tax Treasury at The Standard Register Inc. (formerly The Standard Register Company) from 2011 to 2016	15	None

WAVELENGTH INTEREST RATE NEUTRAL FUND BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee	Directorships of Public Companies Held by Trustee During Past 5 Years
Independent Trustees (Continued):
John J. Discepoli Year of Birth: 1963	Since June 2012	Chairperson (May 2016 to present) Trustee (June 2012 to present)	Owner of Discepoli Financial Planning, LLC (personal financial planning company) since 2004	15	None
Robert E. Morrison Year of Birth: 1957	Since June 2019	Trustee	Senior Vice President and National Practice Lead for Investment, Huntington National Bank/Huntington Private Bank (2014 to present); CEO, CIO, President of 5 Star Investment Management Company (2006 to 2014).	15	Independent Trustee and Chairman of the Ultimus Managers Trust (2012 to 2014).
Clifford N. Schireson Year of Birth: 1953	Since June 2019	Trustee	Founder of Schireson Consulting, LLC (2017 to present); Director of Institutional Services for Brandes Investment Partners, LP (2004-2017).	15	n/a
Jacqueline A. Williams Year of Birth: 1954	Since June 2019	Trustee	Managing Member of Custom Strategy Consulting, LLC (2017 to present); Managing Director of Global Investment Research (2005 to 2017), Cambridge Associates, LLC.	15	n/a

*

Mr. Dorsey is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended, because of his relationship with the Trust’s administrator, transfer agent and distributor.

WAVELENGTH INTEREST RATE NEUTRAL FUND BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers:
David R. Carson Year of Birth: 1958	Since 2013	Principal Executive Officer (April 2017 to present) President (October 2013 to present) Vice President (April 2013 to October 2013)

Vice President and Director of Client Strategies of Ultimus Fund Solutions, LLC (2013 to present); President, Unified Series Trust (2016 to present); President, Centaur Mutual Funds Trust (2018 to present); Chief Compliance Officer, FSI Low Beta Absolute Return Fund (2013 to 2016)

Todd E. Heim Year of Birth: 1967	Since 2014	Vice President (2014 to present)

Relationship Management Director and Vice President of Ultimus Fund Solutions, LLC (2018 to present); Client Implementation Manager and AVP of Ultimus Fund Solutions, LLC (2014 to 2018); Naval Flight Officer in the United States Navy (May 1989 to June 2017)

Jennifer L. Leamer Year of Birth: 1976	Since 2014	Treasurer (October 2014 to present) Assistant Treasurer (April 2014 to October 2014)	Vice President, Mutual Fund Controller of Ultimus Fund Solutions, LLC (2014 to present)
Daniel D. Bauer Year of Birth: 1977	Since 2016	Assistant Treasurer (April 2016 to present)	Assistant Mutual Fund Controller (September 2015 to present) and Fund Accounting Manager (March 2012 to August 2015) of Ultimus Fund Solutions, LLC
Matthew J. Beck Year of Birth: 1988	Since 2018	Secretary (July 2018 to present)

Senior Attorney of Ultimus Fund Solutions, LLC (2018 to present); Chief Compliance Officer of OBP Capital, LLC (2015 to 2018); Vice President and General Counsel of The Nottingham Company (2014 to 2018)

WAVELENGTH INTEREST RATE NEUTRAL FUND BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers (Continued):
Natalie S. Anderson Year of Birth: 1975	Since 2016	Assistant Secretary (April 2016 to present)	Legal Administration Manager (July 2016 to present) and Paralegal (January 2015 to June 2016) of Ultimus Fund Solutions, LLC; Senior Paralegal of Unirush, LLC (October 2011 to January 2015)
Charles C. Black Year of Birth: 1979	Since 2015	Chief Compliance Officer (January 2016 to present) Assistant Chief Compliance Officer (April 2015 to January 2016)

Senior Compliance Officer of Ultimus Fund Solutions, LLC (2015 to present); Chief Compliance Officer of The Caldwell & Orkin Funds, Inc. (2016 to present); Senior Compliance Manager for Touchstone Mutual Funds (2013 to 2015)

Additional information about members of the Board and executive officers is available in the Fund’s Statement of Additional Information (“SAI”). To obtain a free copy of the SAI, please call 1-866-896-9292.

WAVELENGTH INTEREST RATE NEUTRAL FUND RESULTS OF SPECIAL MEETING OF SHAREHOLDERS (Unaudited)

On June 18, 2018, a Special Meeting of Shareholders of the Trust was held for the purpose of considering the election of seven trustees for the Trust. The number of shares of the Trust present and voting at the Special Meeting represented 68.40% of the total shares entitled to vote at the meeting. Each of the seven nominees was elected by the shareholders of the Trust.

The results of the voting with respect to the election of the seven Trustees were as follows:

	Number of Shares
Nominee/Trustee	Affirmative	Withhold
Robert G. Dorsey	79,822,871	11,178
John J. Discepoli	79,499,054	334,995
David M. Deptula	79,499,054	334,995
Janine L. Cohen	79,485,191	348,858
Jacqueline A. Williams	79,757,455	76,594
Clifford N. Shireson	79,771,318	62,731
Robert E. Morrison, Jr.	79,771,349	62,700

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is David M. Deptula. Mr. Deptula is “independent” for purposes of this Item.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $14,300 and $42,900 with respect to the registrant’s fiscal years ended May 31, 2019 and 2018, respectively.

(b)	Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $2,300 and $6,000 with respect to the registrant’s fiscal years ended May 31, 2019 and 2018, respectively. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)	All Other Fees. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	During the fiscal years ended May 31, 2019 and 2018, aggregate non-audit fees of $2,300 and $6,000, respectively, were billed by the registrant’s accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant’s accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing, addressed to the Committee at the registrant’s offices and meet any minimum qualifications adopted by the Committee. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Matthew J. Beck
Matthew J. Beck, Secretary

Date	August 2, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David R. Carson
David R. Carson, Principal Executive Officer

Date	August 2, 2019

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer and Principal Financial Officer

Date	August 2, 2019

*	Print the name and title of each signing officer under his or her signature.